Business Combination - Schedule of Business Combination (Details) ¥ in Thousands, $ in Thousands	Mar. 08, 2022 CNY (¥)	Mar. 08, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 08, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Goodwill			¥ 37,785	$ 5,478		¥ 0
Send Cloud [Member]
Business Acquisition [Line Items]
Purchase consideration	¥ 34,473	$ 4,998
Fair value of redeemable noncontrolling interests	31,397				$ 4,552
Cash and cash equivalents	17,744				2,573
Other current and noncurrent assets	1,025				149
Deferred revenue	(6,529)				(947)
Deferred tax liabilities	(5,330)				(773)
Other current liabilities	(2,925)				(424)
Goodwill	37,785		¥ 37,785	$ 5,478	5,478
Send Cloud [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	13,800				2,001
Send Cloud [Member] | Brand [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	¥ 10,300				$ 1,493